Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%